SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
SHARE CAPITAL AND RESERVES
Number of warrants, beginning	10,984,163	6,176,470
Number of warrants exercised	(6,176,470)	0
Granted pursuant to a private placement	0	4,807,693
Number of warrants, ending	4,807,693	10,984,163
Weighted average exercise price, beginning	$ 0.06	$ 0.06
Weighted average exercise price granted		0.08
Weighted average exercise price exercised	0.06
Weighted average exercise price, ending	$ 0.08	$ 0.06